K. Michael Carlton

Associate

+1.202.373.6070

Michael.carlton@morganlewis.com

VIA EDGAR

May 12, 2023

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen California Select Tax-Free Income Portfolio (File Nos. 333- and 811-06623)

Filing Pursuant to Form N-2

Ladies and Gentlemen:

On behalf of the Nuveen California Select Tax-Free Income Portfolio (the “Fund”), we are filing Form N-2 under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”). This filing is being made for the purpose of registering additional Common Shares for an offering under Rule 415 under the 1933 Act.

If you have any questions, please do not hesitate to contact me at (202) 373-6070.

Sincerely,

/s/ K. Michael Carlton
K. Michael Carlton

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001